Inventories (Details) - USD ($)	Jun. 30, 2017	Jun. 30, 2016
Inventory [Line Items]
Finished goods	$ 1,513,895	$ 1,960,063
Raw materials	3,768,842	3,920,818
Inventories, Total	$ 5,282,737	$ 5,880,881